Acquisitions and Other Business Activities (Narrative) (Details) $ in Thousands				1 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 14, 2014 USD ($) shares	Aug. 15, 2013 USD ($) shares	Aug. 15, 2013 USD ($)	Sep. 30, 2015 USD ($)	Jul. 31, 2015 USD ($) shares	Apr. 30, 2015 USD ($) ft² item	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Jul. 01, 2015	Sep. 22, 2014	Aug. 01, 2014
Change in fair value of obligations in connection with acquisitions											$ (23,671)	$ (26,150)	$ 754
Consideration issued for acquisition						$ 39,000
Fair value of shares issued and stock options												$ 117,845	$ 453,217
Reverse stock split											one-for-8.691
Area of new building space under construction | ft²						121,000
Area of additional building rights | ft²						387,500
Restructuring charges											$ 26,200
Repayments of Short-term Debt											175,000
Impairment charges							$ 0	$ 183,400
Goodwill impairment loss							96,500	695,500			942,408	$ 102,470
Goodwill balance							383,853			$ 1,195,900	383,853	1,323,502	$ 1,195,900
Revolving credit facility [Member]
Amount outstanding				$ 250,000				$ 250,000
Maturity term				5 years
Repayments of Short-term Debt				$ 175,000
Additional financial expense on termination of short-term debt											2,700
Cost of sales [Member]
Restructuring charges											9,900
Selling, general and administrative expenses [Member]
Restructuring charges											14,800
Research and Development, Net [Member]
Restructuring charges											1,500
Workforce reductions [Member]
Restructuring charges											10,400
Objet Ltd [Member]
Goodwill balance							384,000				384,000
Solid Concepts Inc [Member]
Ownership percentage	100.00%
Change in fair value of obligations in connection with acquisitions											23,700	7,900
Acquisition related costs											2,900
Potential retention related payments	$ 77,000										10,000
Retention related payments											$ 100	13,100
Other intangible assets	$ 38,320
Weighted Average Life - Years											6 years 7 months 6 days
Stock Issued During Period, Shares, Acquisitions | shares	978,601,000
Fair value of shares issued and stock options	$ 97,869
Shares issued to settle the first annual installment of the deferred payments, share | shares					118,789
Shares issued to settle the first annual installment of the deferred payments					$ 4,100
Cash paid to settle the first annual installment of the deferred payments					$ 900
Goodwill balance							0				$ 0
Solid Concepts Inc [Member] | Customer Relationships [Member]
Weighted Average Life - Years											6 years
Impairment charges											$ 12,400
Solid Concepts Inc [Member] | Level 3 [Member]
Fair value of the remaining deferred payments							7,000				7,000
Undiscounted amount of the remaining deferred payments							8,100				$ 8,100
Increase percentage in share price whose effect on fair value of deferred payments											10.00%
Increase in fair value of deferred payments due to increase of share price											$ 700
Decrease percentage in share price whose effect on fair value of deferred payments liability											10.00%
Increase in fair value of deferred payments liability due to decrease of share price											$ 200
Solid Concepts Inc [Member] | Retention-related and other payments [Member]
Cash paid for acquisitions	$ 19,600
Shares issued to settle the first annual installment of the deferred payments, share | shares					117,611
Shares issued to settle the first annual installment of the deferred payments					$ 4,100
Cash paid to settle the first annual installment of the deferred payments					$ 2,800
GrabCAD
Ownership percentage															100.00%
Harvest Technologies Inc. [Member]
Ownership percentage																100.00%
MakerBot [Member]
Ownership percentage		100.00%	100.00%
Change in fair value of obligations in connection with acquisitions												18,300
Consideration issued for acquisition			$ 493,700
Earn-out obligation amount										10,800			10,800
Stock Issued During Period, Shares, Acquisitions | shares		3,920,000
Exchange for fully diluted shares | shares		73,000
Amount of shares issued for which the company paid tax withholding payments | shares		115,000
Amount of shares held to secure indemnification rights | shares		655,000
Shares held to settlements of indemnification rights at the end of hold-back period | shares		651,000
Earn-out obligation		$ 28,300	$ 28,300
Earn amount on performance bonus plan										$ 10,800
Value of earn-out payments											0
Selling, general and administrative expenses													$ 6,100
Number of retail store closed | item						3
Impairment charges									$ 43,200		108,700	11,600
Goodwill impairment loss											269,500	102,500
Goodwill balance							0				0	$ 376,000
MakerBot [Member] | Facilities consolidation [Member]
Restructuring charges											15,800
MakerBot [Member] | Customer Relationships [Member]
Weighted Average Life - Years			1 year
MakerBot [Member] | Trade name [Member]
Weighted Average Life - Years			11 years
MakerBot [Member] | Maximum [Member]
Shares issued in earn-out payments | shares												800,000
Solidscape, Inc [Member]
Goodwill balance							$ 0				$ 0
Rapid Technologies GmbH ("RTC") [Member]
Ownership percentage														100.00%